UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  November 19, 2013 to December 17, 2013

  Commission File Number of issuing entity: 333-177891-01

  WFRBS Commercial Mortgage Trust 2012-C7
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-177891

  RBS Commercial Funding Inc.
  (Exact name of depositor as specified in its charter)

  The Royal Bank of Scotland plc
  Wells Fargo Bank, N.A.
  RBS Financial Products Inc.
  Basis Real Estate Capital II, LLC
  Liberty Island Group I LLC
  C-III Commercial Mortgage LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3880053
  38-3880054
  38-3880055
  38-7047663
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On December 17, 2013 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2012-C7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from November 19, 2013 to December 17, 2013, and there is no repurchase activity to report for that period.

  The Depositor filed its latest Form ABS-15G on February 13, 2013. The CIK number for the Depositor is 0001112998.

  The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 13, 2013. The CIK number for RBS plc is 0000729153.

  Wells Fargo Bank, N.A. ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 13, 2013. The CIK number for Wells Fargo is 0000740906.

  RBS Financial Products Inc. ("RBSFP"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on November 14, 2013. The CIK number for RBSFP is 0001541615.

  Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 13, 2013. The CIK number for Basis is 0001542105.

  Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 11, 2013. The CIK number for Liberty is 0001555501.

  C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 14, 2013. The CIK number for C-III is 0001541214.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Northridge Fashion Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on June 26, 2012. In accordance with
  Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $20,325,570.00, which represents a year-to-date figure for the period of January 1, 2013 through September 30, 2013.

  The Town Center at Cobb mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on June 26, 2012. In accordance with
  Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $15,216,891.00, which represents a year-to-date figure for the period of January 1, 2013 through September 30, 2013.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7, relating to the December 17, 2013 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  RBS Commercial Funding Inc.
  (Depositor)

  /s/ Jim Barnard
  Jim Barnard, Director

  Date: December 27, 2013

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7, relating to the December 17, 2013 distribution.